Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000931427
Registrant Name	GAS TRANSPORTER OF THE SOUTH INC.
Period End Date	Dec. 31, 2023
Reporting Currency	ARS